Other Intangible Assets, Net (Details) - Schedule of other intangible assets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Net Book Value	$ 95,842,000
Developed technology [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	406,606,000	$ 402,976,000
Accumulated Amortization	(336,621,000)	(318,312,000)
Net Book Value	69,985,000	84,664,000
Patents [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	30,028,000	21,902,000
Accumulated Amortization	(13,717,000)	(11,726,000)
Net Book Value	16,311,000	10,176,000
Trademarks and trade names [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	22,406,000	22,149,000
Accumulated Amortization	(19,062,000)	(17,957,000)
Net Book Value	3,344,000	4,192,000
Customer relationships [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	103,084,000	102,560,000
Accumulated Amortization	(96,882,000)	(95,339,000)
Net Book Value	6,202,000	7,221,000
Other Intangible Assets [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	562,124,000	549,587,000
Accumulated Amortization	(466,282,000)	(443,334,000)
Net Book Value	$ 95,842,000	$ 106,253,000